Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 39,107	$ 41,761
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	38,352	41,182
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	739	564
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 16	$ 15